Inventories (Tables)	12 Months Ended
Nov. 30, 2021
Classes of current inventories [abstract]
Summary of detailed information about inventories

	2021	2020

Raw materials	$2,142	$2,290

Work in progress	735	488

Finished goods	26,264	22,367

	$29,141	$25,145